MARKETABLE SECURITIES (Table)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of summarizes the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities
The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2016 and 2017:

	December 31, 2016
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$32,734	$(154)	$-	$32,580
U.S. Agencies debentures	2,457	(14)	-	2,443
Government treasuries	666	-	-	666

Total	$35,857	$(168)	$-	$35,689

	December 31, 2017
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$58,321	$(175)	$6	$58,152
U.S. Agencies debentures	3,311	(31)	-	3,280

Total	$61,632	$(206)	$6	$61,432

*) Out of the unrealized losses, an amount of $84 has been in a continuous unrealized losses position for twelve months or longer.

Schedule of summarizes the amortized cost and fair value of available-for-sale marketable securities
The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2016 and 2017, by contractual years-to maturity:

	December 31,
	2016		2017
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$15,269	$15,246	$34,082	$34,025
Due between one and four years	20,588	20,443	27,550	27,407

	$35,857	$35,689	$61,632	$61,432